Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue	$ 1,372	$ 940
Sales and Marketing	231	304
Research and Development	114	237
General and Administrative	15,214	1,165
Asset Impairment Charges	91	0
Operating Expenses	16,483	2,215
Loss from Operations	(15,111)	(1,275)
Other income (expense)
Interest Expense, Related Party	0	(496)
Interest Expense	0	(13)
Interest and other income (expense), net	464	(588)
Net (loss) income	(14,647)	(2,372)
Preferred Stock Dividends, Income Statement Impact	0	193
Net Loss Available to Common Stockholders	$ (14,647)	$ (2,565)
Loss Per Share, Basic and Diluted [Abstract]
Earnings Per Share, Basic	$ (0.23)	$ (0.27)
Earnings Per Share, Diluted	$ (0.23)	$ (0.27)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	63,841,403	9,421,717
Weighted Average Number of Shares Outstanding, Diluted	63,841,403	9,421,717
Digital Mining
Revenue	$ 747	$ 0
Cost of revenue	474	0
Product and Service
Revenue	625	940
Cost of revenue	$ 359	$ 509